Annual Fund Operating Expenses - First Trust SSI Strategic Convertible Securities ETF - First Trust SSI Strategic Convertible Securities ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%